Additional Disclosures - Preference Shares and Securities Detail (Details) € / shares in Units, £ / shares in Units, € in Millions, £ in Millions, $ in Millions							6 Months Ended
	Mar. 12, 2018 EUR (€)	Sep. 29, 2017 EUR (€)	Apr. 25, 2017 EUR (€)	Sep. 02, 2014 EUR (€)	May 08, 2014 USD ($)	Mar. 05, 2014 EUR (€)	Jun. 30, 2018 GBP (£) £ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Feb. 09, 2018	Dec. 31, 2017 EUR (€)	Jul. 03, 2017 € / shares	Sep. 30, 2014	Jan. 29, 2014 USD ($)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 10,034.0		€ 8,773.0
Notional amount									8,068.0		8,068.0
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue													5.125%
Par value per share | € / shares												€ 0.50
Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									23,939.0		21,510.0
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									406.0		404.0
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 9,628.0		€ 8,369.0
Issuance By Santander UK PLC In October 1995 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Interest rate (as a percent)							10.375%	10.375%	10.375%
Issuance By Santander UK PLC In February 1996 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Interest rate (as a percent)							10.375%	10.375%	10.375%
Issuance By Santander UK PLC In May 2006 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 13.8
Interest rate (as a percent)							6.222%	6.222%	6.222%
Reference rate							LIBOR GBP 3M Rate
Par value per share | £ / shares							£ 1,000
Issuance By Santander UK PLC In May 2006 [Member] | LIBOR GBP 3M Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period							1.13%	1.13%	1.13%
Issuance By Santander Bank, National Association In August 2000 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 153.0
Interest rate (as a percent)							12.00%	12.00%	12.00%
Issuance By Santander Holdings USA, Inc. In May 2006 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 75.5
Interest rate (as a percent)							7.30%	7.30%	7.30%
Issuance By Banco Espanol De Credito In October 2004 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 36.5
Reference rate							CMS 10
Issuance By Banco Espanol De Credito In October 2004 [Member] | CMS 10 Interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)							0.125%	0.125%	0.125%
Issuance By Banco Espanol De Credito In November 2004 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 106.5
Interest rate (as a percent)							5.50%	5.50%	5.50%
Issuance By Banco Santander S.A. In March 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 1,500.0
Notional amount						€ 1,500.0
Interest rate (as a percent)						6.25%	6.25%	6.25%	6.25%
Initial interest rate term						5 years	5 years
Reference rate						5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In March 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period						5.41%	5.41%	5.41%	5.41%
Issuance By Banco Santander S.A. In May 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 1,500.0
Notional amount | $					$ 1,500.0
Interest rate (as a percent)					6.375%		6.375%	6.375%	6.375%
Initial interest rate term					5 years		5 years
Reference rate					5-year Mid-Swap Rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In May 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					4.788%		4.788%	4.788%	4.788%
Issuance By Banco Santander S.A. In September 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 1,500.0
Notional amount				€ 1,500.0
Interest rate (as a percent)				6.25%			6.25%	6.25%	6.25%
Initial interest rate term				7 years			5 years
Reprice term				5 years
Reference rate				5-year Mid-Swap Rate			5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period				5.64%			5.64%	5.64%	5.64%
Issuance Number One By Santander Finance Capital S.A. In March 2009 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 18.2
Interest rate (as a percent)							2.00%	2.00%	2.00%
Issuance Number Two By Santander Finance Capital S.A. In March 2009 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 25.0
Interest rate (as a percent)							2.00%	2.00%	2.00%
Issuance Number Three By Santander Finance Capital S.A. In March 2009 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 306.9
Interest rate (as a percent)							2.00%	2.00%	2.00%
Issuance Number Four By Santander Finance Capital S.A. In March 2009 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 153.4
Interest rate (as a percent)							2.00%	2.00%	2.00%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 144.0
Reference rate							CMS 10
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)							8.00%	8.00%	8.00%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | CMS 10 Interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)							0.05%	0.05%	0.05%
Issuance By Santander Finance Preferred S.A. In October 2004 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 155.0
Interest rate (as a percent)							5.75%	5.75%	5.75%
Issuance By Santander Finance Preferred S.A. In March 2007 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 210.4
Issuance By Santander Finance Preferred S.A. In March 2007 [Member] | US 3M Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)							0.52%	0.52%	0.52%
Issuance By Santander Finance Preferred S.A. In July 2007 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 4.9
Interest rate (as a percent)							7.01%	7.01%	7.01%
Issuance Number One By Santander International Preferred S.A. In March 2009 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 979.7
Interest rate (as a percent)							2.00%	2.00%	2.00%
Issuance Number Two By Santander International Preferred S.A. In March 2009 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 8.6
Interest rate (as a percent)							2.00%	2.00%	2.00%
Issuance By Abbey National PLC In February 2000 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 103.6
Interest rate (as a percent)							8.963%	8.963%	8.963%
Issuance By Abbey National PLC In August 2002 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 1.8
Issuance By Abbey National PLC In August 2002 [Member] | LIBOR GBP 6M Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period							1.86%	1.86%	1.86%
Issuance By Abbey National PLC In June 2015 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)										6.984%
Reference rate							LIBOR GBP 6M Rate
Issuance By Banco Santander (Brasil) S.A. In January 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $								$ 129.6
Notional amount | $														$ 1,248.0
Interest rate (as a percent)							7.38%	7.38%	7.38%
Percentage of perpetual subordinated notes acquired														89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue														5.125%
Issuance by Banco Popular Pastor FRN, June 2004 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 11.5
Interest rate (as a percent)							2.07%	2.07%	2.07%
Issuance By Banco Santander In April 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 750.0
Notional amount			€ 750.0
Interest rate (as a percent)			6.75%				6.75%	6.75%	6.75%
Initial interest rate term			5 years				5 years
Reference rate			5-year Mid-Swap Rate				5-year Mid-Swap Rate
Issuance By Banco Santander In April 2017 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)			6.803%
Adjustment to reference rate, after initial interest rate period							6.803%	6.803%	6.803%
issuance By Banco Santander In September 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 1,000.0
Notional amount		€ 1,000.0
Interest rate (as a percent)		5.25%					5.25%	5.25%	5.25%
Initial interest rate term		6 years					6 years
Reference rate		5-year Mid-Swap Rate					5-year Mid-Swap Rate
issuance By Banco Santander In September 2017 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)		4.999%
Adjustment to reference rate, after initial interest rate period							4.999%	4.999%	4.999%
Issuance By Banco Santander In March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount									€ 1,500.0
Notional amount	€ 1,500.0
Interest rate (as a percent)	4.75%						4.75%	4.75%	4.75%
Initial interest rate term	7 years						7 years
Reprice term							5 years
Reference rate							5-year Mid-Swap Rate
Issuance By Banco Santander In March 2018 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period							4.097%	4.097%	4.097%